DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of other receivables, prepaid expenses and accrued income
The deferred charges are comprised of the following amounts:

(in thousands of $)	2011	2010
Debt arrangement fees and other deferred financing charges	14,860	16,015
Accumulated amortization	(5,291)	(6,217)
	9,569	9,798